Financial Income (Expense), Net	9 Months Ended
Sep. 30, 2018
Financial Income (Expense), Net [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 7:-	FINANCIAL INCOME (EXPENSE), NET

Composition:

	Nine months ended September 30,		Three months ended September 30,
	2018	2017	2018	2017

Financial income:
Exchange rate differences	$15	$-	$18	$-
Amortization of premium related to convertible loans	1,338	-	446	-

Total finance income	1,353	-	464	-

Financial expenses:
Accrued interest on convertible loans	(40)	(33)	(13)	(14)
Amortization of BCF, proceeds allocated to the derivative liability and debt issuance costs for convertible loans	-	(729)	-	(368)
Change in the fair value of derivative liability for Right to Future Investment	-	(246)	-	-
Amortization of discount and exchange rate differences on license purchase obligation	-	(1)	-	(5)
Change in fair value of marketable equity securities	(32)	-	(4)	-
Bank commissions	(4)	(7)	(2)	(5)

Total financial expenses	(76)	(1,016)	(19)	(392)

Total financial income (expense), net	$1,277	$(1,016)	$445	$(392)